INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of income tax expense

Income tax expense consists of the following:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense:	168,924	83,216	141,578
Deferred income tax (benefit) expense:	(131,917)	25,595	(15,854)
Total income tax expense	37,007	108,811	125,724

Summary of significant components of deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Payroll and welfare payable	11,635	10,740
Accrued expenses	10,198	19,920
Property, plant and equipment	—	11
Allowance for receivables and contract assets	56,164	53,343
Net loss carryforward	13,495	21,939
Liabilities related to customer incentive	11,435	11,435
Gross deferred tax assets	102,927	117,388
Valuation allowances	(4,102)	(68,932)
Net deferred tax assets	98,825	48,456
Deferred tax liabilities
Uncollected revenues	(57,890)	—
Total deferred tax liabilities	(57,890)	—
Deferred tax assets, net	40,935	48,456

Summary of changes in valuation allowance

Changes in valuation allowance are as follows:

Year Ended December 31,
2021
RMB
Balance at beginning of the year	(4,102)
Additions	(68,755)
Reversals	2,924
Disposal of subsidiaries	1,001
Balance at end of the year	(68,932)

Summary of reconciliations of differences between PRC statutory income tax rate and group's effective income tax rate

Reconciliations of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable income	0.00%	0.00%	(0.28)%
Reversal of deferred tax liabilities*	0.00%	0.00%	(9.75)%
Non-deductible expense	6.66%	2.54%	0.81%
Disposal of subsidiaries	0.00%	0.00%	(0.25)%
Research and Development expense super deduction	(2.97%)	(0.62%)	(0.81%)
Effect of tax holiday	(18.86%)	(2.12%)	(4.74%)
Different tax rate of entities operating in other jurisdiction	(0.07)%	4.86%	0.28%
Valuation allowance	0.32%	0.61%	11.09%
Change in tax rate	(3.13)%	0.00%	0.00%
True up	(0.40)%	0.05%	(0.17%)
Effective tax rate	6.55%	30.32%	21.18%

*The collection of revenue related to the legacy P2P lending business was not expected, which led to an increase in the valuation allowance of deferred tax assets related to allowance for receivables and contract assets, along with a reversal of the related deferred tax liability for uncollected revenue

Summary of effect of tax holiday

The effect of the tax holiday on the income per share is as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Tax saving amount due to HNTE status	106,516	—	—
Tax saving amount due to Software enterprise	—	7,527	28,131
Tax expense amount due to other jurisdiction	(411)	(17,405)	(1,690)
Income per share effect-basic and diluted	0.50	(0.05)	0.12